Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	$ 46,548	$ 77,833
Obligations under leases	28,387	21,871	$ 18,358
Tolling agreement liability	37,863	36,665
Debt instruments	154,780	343,442
Other financial liabilities	65,231	38,279
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	46,548	77,833
Obligations under leases	28,387	21,871
Tolling agreement liability	37,863
Debt instruments	154,780	343,442
Other financial liabilities	77,442	98,661
Financial liabilities	345,020	541,807
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	15,865	16,857
Tolling agreement liability	37,863
Debt instruments	154,780	343,442
Other financial liabilities	57,218	80,388
Financial liabilities	265,726	440,687
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	30,683	60,976
Obligations under leases	28,387	21,871
Other financial liabilities	20,224	18,273
Financial liabilities	$ 79,294	$ 101,120